Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net

12 Property, Plant and Equipment, net

The following table presents details of the Company’s property, plant and equipment, net of accumulated depreciation:

	Useful Life (in years)	2017	2016
Land		166	165
Buildings	9 to 50	1,200	1,146
Machinery and installations	2 to 10	3,179	2,959
Other Equipment	1 to 5	453	278
Prepayments and construction in progress		172	118

		5,170	4,666
Less accumulated depreciation		(2,875)	(2,314)

Property, plant and equipment, net of accumulated depreciation		2,295	2,352

Land with a book value of $166 million (2016: $165 million) is not depreciated.

There was no significant construction in progress and therefore no related capitalized interest.